Interim Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Current assets:
Cash	$ 78,784	$ 261,476
Deferred offering costs		89,803
Prepaid expenses	12,055	30,000
Total current assets	90,839	381,279
Total Assets	90,839	381,279
Shareholders’ Deficit:
Additional paid-in capital	2,081,142	2,072,809
Subscription receivable	(200)	(200)
Other comprehensive loss	2,717	643
Accumulated deficit	(2,688,769)	(2,089,387)
Total Shareholders’ Equity (Deficit)	(602,335)	(13,360)
Accounts payable and accrued liabilities:
Legal and accounting	383,461	321,526
Product development expense	162,267
Consulting	114,937	51,623
Other	19,199	8,594
Other current liabilities	2,069	2,155
Due to related parties	11,241	10,741
Total current liabilities	693,174	394,639
Total Liabilities	693,174	394,639
Total Liabilities and Shareholders’ Equity (Deficit)	90,839	381,279
Preference Shares
Shareholders’ Deficit:
Share capital
Class A Common Shares
Shareholders’ Deficit:
Share capital	1,880	1,880
Class B Common Shares
Shareholders’ Deficit:
Share capital	$ 895	$ 895